FAIR VALUE MEASUREMENTS (Details 1) - Non-recurring basis - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 623,500	$ 1,042,087
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Commercial business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,109,720
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Commercial business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 623,500	$ 1,042,087
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,000
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	604,500	1,042,087
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	777,582	2,050,804
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	498,895	2,050,804
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	140,500	707,838
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	358,395	1,342,966
Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	239,062
Significant Unobservable Inputs (Level 3) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	39,625
Total | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,109,720
Total | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	623,500	1,042,087
Total | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,000
Total | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	604,500	1,042,087
Total | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	777,582	2,050,804
Total | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	498,895	2,050,804
Total | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	140,500	707,838
Total | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	358,395	$ 1,342,966
Total | Impaired loans | Commercial business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	239,062
Total | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 39,625